SUBSIDIARIES (Detail Textuals) $ in Thousands				1 Months Ended	12 Months Ended
	Jan. 04, 2020 GBP (£) shares	Jan. 04, 2020 USD ($) shares	Apr. 01, 2019 USD ($) Share shares	Oct. 18, 2021 USD ($)	Dec. 31, 2021 USD ($) Share Subsidiary shares	Dec. 31, 2020 USD ($) Share	Oct. 18, 2021 ₪ / shares	Oct. 18, 2021 USD ($) shares	Dec. 31, 2019 Share
Disclosure of detailed information about business combination [line items]
Number of wholly owned subsidiaries | Subsidiary					29
Total consideration | $					$ 11,016
Proportion of voting rights held			50.10%
Number of options | Share					6,026,000	3,781,000			4,828,000
SpearAd
Disclosure of detailed information about business combination [line items]
Percentage of issued and outstanding shares acquired				100.00%
Total consideration | $								$ 11,016
Number of ordinary shares received								370,000
Par value per share | ₪ / shares							₪ 0.01
Fair value of restricted shares issued | $				$ 3,484
Number of balanced restricted shares					3,052,000
Acquisition- Related costs | $				$ 253	$ (253)
Acquisition related cost paid | $					139
Unruly
Disclosure of detailed information about business combination [line items]
Number of shares issued	8,525,323	8,525,323
Percentage of voting equity interests acquired	6.91%	6.91%
Committed ad spend amount | £	£ 30,000,000
Market fair value amount | £	£ 14,073,000
Ad spend liability balance amount | $					$ 7,729	$ 13,811
Unruly | Condition one
Disclosure of detailed information about business combination [line items]
Number of shares issued	7,960,111	7,960,111
Loan amount	£ 12,020,000	$ 15,729
Unruly | Condition two
Disclosure of detailed information about business combination [line items]
Loan amount | £	£ 1
Unruly | Condition three
Disclosure of detailed information about business combination [line items]
Number of shares issued	565,212	565,212
Description of shares issued	issuance of 565,212 Ordinary Shares of the Company to the US Seller and USD 1 for 100% of the issued share capital of Unruly Media Inc	issuance of 565,212 Ordinary Shares of the Company to the US Seller and USD 1 for 100% of the issued share capital of Unruly Media Inc
RhythmOne
Disclosure of detailed information about business combination [line items]
Total consideration | $			$ 176,421
Number of shares issued			66,736,485
Number of new share received | Share			28
Number of shares held | Share			33
Proportion of voting rights held			49.90%
Number of stock option rolled over			849,325
Number of restricted shares units rolled over			1,058,776
Number of options | Share			458,946
Number of shares restricted shares units | Share			869,962